10. LONG-TERM LOAN	12 Months Ended
Dec. 31, 2022
Notes
10. LONG-TERM LOAN

10.LONG-TERM LOAN

In March 2017, the Company entered into a long-term loan to purchase a used vehicle. The long-term loan was fully paid as of December 31, 2022.

	December 31, 2022		December 31, 2021

Long-term loan	$ -	€ -	$ 2,524	€ 1,754
Less: current portion of long-term loan	-	-	2,524	1,754
	$ -	€ -	$ -	€ -

Payment schedule of long-term loan
Year 1	$ -	€ -	$ 2,572	€ 1,787
	-	-	2,572	1,787
Less: imputed interest	-	-	31	21
Other fees	-	-	17	12
	$ -	€ -	$ 2,524	€ 1,754